PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
PROPERTY AND EQUIPMENT
Depreciation expense	$ 372	$ 1,936	$ 6,926	$ 8,238